Document and Entity Information	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	FTC SOLAR, INC.
Entity Central Index Key	0001828161
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false